CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SHARES AUTHORIZED, ISSUED AND OUTSTANDING

A summary of the shares authorized, issued and outstanding is as follows:

	As of December 31,
	2023	2024

Authorized:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889

	As of December 31,
	2023	2024
	RMB	RMB
Issued and fully paid:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921
Nominal value of preferred shares (RMB)	41,685	41,685

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889
Nominal value of preferred shares (RMB)	39,573	39,573

A summary of the shares authorized, issued and outstanding is as follows:

	As of December 31,
	2022	2023

Authorized:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889

	As of December 31,
	2022	2023
	RMB	RMB
Issued and fully paid:
Number of Series C preferred share of US$0.0001 each	59,713,921	59,713,921
Nominal value of preferred shares (RMB)	41,685	41,685

Number of Series C+ preferred share of US$0.0001 each	61,264,889	61,264,889
Nominal value of preferred shares (RMB)	39,573	39,573